Net Loss Per Share (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
Note 14. Net Loss Per Share
The Company follows the two-class method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class method requires income available to common shareholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class method also requires losses for the period to be allocated between common shares and participating securities based on their respective rights if the participating security contractually participates in losses. As holders of Series B Preferred Stock, Series C Preferred Stock, 2024 WTI Warrants and 2025 WTI Warrants, which are determined to be participating securities, do not have a contractual obligation to fund losses, undistributed net losses are not allocated to them for purposes of the loss per share calculation.
Given the historical structure of the Predecessor, the Company determined that the calculation of earnings per membership unit results in values that are not a valuable metric to users of these consolidated financial statements. Therefore, earnings per share (“EPS”) information is omitted for the Predecessor periods. Presented in the table below is a reconciliation of the numerator and denominator for the EPS calculations for the three and six months ended June 30, 2025 (Successor):

	Three months ended June 30, 2025	Six months ended June 30, 2025
Numerator:
Net loss attributable to Innventure, Inc., shareholders	$(84,227)	$(227,224)
Less: Cumulative earnings to participating securities	37	42
Undistributed loss for participating securities	(84,264)	(227,266)
Less: Undistributed loss attributable to participating securities	—	—
Net loss attributable to common shareholders, basic and diluted	$(84,264)	$(227,266)

Denominator:
Weighted average number of units outstanding, basic and diluted	52,546,491	49,417,092
Net loss per share attributable to common shareholders, basic and diluted	$(1.60)	$(4.60)

Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential Common Stock outstanding would have been anti-dilutive.
The following table presents the potential Common Stock outstanding that was excluded from the computation of diluted net loss per share of Common Stock for the periods presented because including them would have been antidilutive:

	Three months ended June 30, 2025	Six months ended June 30, 2025
Public warrants	11,240,688	11,240,688
Private placement warrants	7,146,000	7,146,000
2024 WTI Warrants	1,000,000	1,000,000
Convertible Debentures	2,817,200	2,817,200
2025 WTI Warrants	495,074	495,074
Series B Preferred Stock	41,762	26,516
Series C Preferred Stock	189,000	194,062
Share options	1,596,702	1,596,702
RSUs	2,148,001	2,148,001
SARs	320,000	320,000

Note 17. Net Loss Per Share
The Company follows the two-class method when computing net loss per common share when shares are issued that meet the definition of participating securities. The two-class method requires income available to common shareholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class method also requires losses for the period to be allocated between common shares and participating securities based on their respective rights if the participating security contractually participates in losses. As holders of Series B preferred shares and WTI warrants, which are determined to be participating securities, do not have a contractual obligation to fund losses, undistributed net losses are not allocated to them for purposes of the loss per share calculation.
Given the historical structure of the Predecessor, the Company determined that the calculation of earnings per membership unit results in values that are not a valuable metric to users of these consolidated financial statements. Therefore, earnings per share (“EPS”) information is omitted for the Predecessor periods.
Presented in the table below is a reconciliation of the numerator and denominator for the EPS calculations for the Successor period from October 2, 2024 through December 31, 2024:

Successor
October 2, 2024 through December 31, 2024
Numerator:
Net loss attributable to Innventure, Inc. shareholders	$(61,754)
Less: Cumulative earnings to participating securities	217
Undistributed loss for participating securities	(61,971)
Less: Undistributed loss attributable to participating securities	—
Net Loss attributable to common shareholders, basic and diluted	$(61,971)

Successor
October 2, 2024 through December 31, 2024
Denominator:
Weighted average number of units outstanding, basic and diluted	43,951
Net loss per share attributable to common shareholders, basic and diluted	$(1.41)

Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential common stock outstanding would have been anti-dilutive.
The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

Successor
December 31, 2024
Public warrants	11,500,000
Private placement warrants	7,146,000
WTI warrants	1,000,000
Series B preferred shares	1,011,869
Share options	975,409
RSUs	2,036,476
SARs	320,000